Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable
	December 31,	December 31,
	2021	2020
Accounts receivable	$38,138,683	$26,941,374
Less: allowance for expected credit losses	(24,335,316)	(22,960,432)
	$13,803,367	$3,980,942